Summary of significant accounting policies: - Regulatory assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 655,063	$ 585,084
Total Regulatory Liabilities	218,998	251,649
Net Regulatory Assets	436,065	333,435
Accumulated retirement costs for other obligations
Regulatory Assets and Liabilities
Total Regulatory Liabilities	13,873	12,813
Deferral of effects on net margin | Hawk Road Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Liabilities	19,101	19,553
Major maintenance reserve
Regulatory Assets and Liabilities
Total Regulatory Liabilities	45,547	47,087
Amortization on capital leases
Regulatory Assets and Liabilities
Total Regulatory Liabilities	17,156	20,055
Deferred debt service adder
Regulatory Assets and Liabilities
Total Regulatory Liabilities	105,192	95,695
Asset retirement obligations - Nuclear
Regulatory Assets and Liabilities
Total Regulatory Liabilities	0	53,571
Revenue deferral plan
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 15,670	0
Amortization period, other regulatory liabilities	5 years
Other regulatory liabilities
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 2,459	2,875
Other regulatory liabilities | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory liabilities	8 years
Premium and loss on reacquired debt
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 46,315	52,989
Premium and loss on reacquired debt | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	25 years
Amortization on capital leases
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 34,918	33,846
Outage costs
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 36,352	40,525
Coal-fired maintenance outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	48 months
Nuclear refueling outage costs | Minimum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	18 months
Nuclear refueling outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	24 months
Asset retirement obligations - Ashpond and other
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 137,835	68,289
Asset retirement obligations - Nuclear
Regulatory Assets and Liabilities
Total Regulatory Assets	7,031	0
Depreciation expense
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 41,244	42,667
Depreciation expense | Plant Vogtle
Regulatory Assets and Liabilities
Operating license expected extension period for Plant Vogtle	20 years
Operating license period	40 years
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs | Vogtle Units No. 3 & No. 4
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 51,549	48,702
Interest rate options cost
Regulatory Assets and Liabilities
Total Regulatory Assets	116,960	112,102
Deferral of effects on net margin | Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Assets	160,509	166,454
Other regulatory assets
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 22,350	$ 19,510
Other regulatory assets | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	31 years